LEXINGTON MANAGEMENT CORPORATION
                  INVESTMENT ADVISER TO THE LEXINGTON FUNDS
                           PARK 80 WEST PLAZA TWO
                           SADDLE BROOK, NJ 07663




May 8, 1997



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re: Lexington Emerging Markets Fund, Inc. (the "Fund")
    1933 Act File No. 033-73520
    1940 Act File No. 811-08250


Gentlemen and/or Ladies:

The Fund hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Fund's registration statement dated April 24, 1998.

The text of this most recent amendment has been filed electronically on April 24, 1998 under the form type "485BPOS".

Sincerely,



Peter Corniotes
Assistant Secretary